Offerings - Offering: 1	Oct. 19, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.003 per share ("Class A Ordinary Shares")
Maximum Aggregate Offering Price	$ 8,250,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 717.75
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of additional Class A Ordinary Shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act, based on the proposed maximum aggregate offering price of 15,000,000 Class A Ordinary Shares at an assumed public offering price of US$0.55 per share.